[LOGO]NORTHWEST
      AIRLINES-Registered Trademark-
      --------
      WORLDPERKS-Registered Trademark-
      INVESTORMILES-SM-


                                     ANNUAL
                                     REPORT

                                DECEMBER 31, 2000

                                 WARBURG PINCUS
                          WORLDPERKS MONEY MARKET FUND

                                        -

                                 WARBURG PINCUS
                      WORLDPERKS TAX FREE MONEY MARKET FUND

                                   [GRAPHIC]-SM-

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus WorldPerks Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Avenue, New York, NY 10017-3147. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.


   WARBURG PINCUS FUNDS          PART OF CREDIT | ASSET
                                         SUISSE | MANAGEMENT

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER, SUB-INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE PERFORMANCE. THE FUNDS' YIELDS WILL FLUCTUATE. EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE; THERE CAN BE NO ASSURANCE THAT A FUND CAN DO SO ON A CONTINUING BASIS. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
ANNUAL INVESTMENT ADVISER'S REPORT--DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                January 16, 2001

Dear Shareholder:

     The Federal Reserve kept monetary policy unchanged during the semi-annual period ended December 31, 2000. This neutral stance came on the heels of a 175 basis point increase in the federal funds rate during the prior twelve months. For the majority of the period, the Federal Open Market Committee expressed concern about the possibility of inflation due to the tight labor market and rising oil prices. Despite this outlook, financial market volatility and slower economic growth were witnessed during the second half of the year. Such sluggishness was evident in the final revision to third quarter GDP, which at 2.2% was down from the 5.6% increase during the prior quarter. The Federal Reserve increasingly recognized these factors, and formally reversed its outlook in December to acknowledge that a deteriorating economy appeared to be a greater threat than inflation.

     The annualized yield for Warburg Pincus WorldPerks Money Market Fund (the "Fund") for the seven-day period ended December 31, 2000 was 6.01%. Net assets fell nearly 2% since June 30, 2000 and totaled $22.9 million at the end of the year. As of December 31, 2000, the average weighted maturity of the Fund stood at 35 days.

     The Fund will continue to emphasize the highest quality securities in order to provide competitive returns without compromising safety and stability of principal. We appreciate your continued support and investment in the Fund.

Eugene L. Podsiadlo
President
Warburg Pincus Funds

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
ANNUAL INVESTMENT ADVISER'S REPORT--DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                January 16, 2001
Dear Shareholder:

     During the six-month period ended December 31, 2000, economic growth continued but at a slower pace. Labor tightness weakened as the unemployment rate increased to 4.0% and a retrenching consumer was evident as the consumer confidence index declined to 128 from its all time high of 144 earlier in the year. The risk of inflation also diminished as major inflation indices, especially at the producer level, declined on a year-over-year basis and remained well within the Federal Reserve's comfort level. The Federal Open Market Committee kept short-term rates unchanged during the period, but reversed its bias from inflationary concerns to a focus on weakening economic conditions.

     Investors in the municipal money market witnessed strong institutional and retail demand for product and associated price pressure on term and variable rate securities. At times, the yield curve was inverted, but stable monetary policy and investor perception of a possible easing bias influenced positive yield spread opportunities in both new issuance and secondary markets in the 6-12 month area of the curve. Subsequently, several short bonds and general market notes were added to the portfolio at relatively attractive yield levels.

     On December 31, 2000, the Fund's average weighted maturity was 35 days and the 7-day annualized yield was 3.88% (without waivers and reimbursements).

Eugene L. Podsiadlo
President
Warburg Pincus Funds

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                             RATINGS(1)
               PAR                                          (S&P/MOODY'S)        MATURITY           RATE%        VALUE
               ---                                          -------------        --------           -----        -----
CERTIFICATES OF DEPOSIT (6.5%)

YANKEE DOLLAR CERTIFICATES OF DEPOSIT (6.5%)
      $1,000,000   Dai-Ichi Kangyo Bank                      (A-2, P-1)          01/16/01           6.750    $ 1,000,000
         500,000   Norinchukin Bank                          (A-1, P-1)          01/12/01           6.730        500,000
                                                                                                             -----------
                 TOTAL CERTIFICATES OF DEPOSIT
                   (Cost $1,500,000)                                                                           1,500,000
                                                                                                             -----------

COMMERCIAL PAPER (52.1%)

ASSET BACKED SECURITIES (14.2%)
       1,000,000   Cc (USA), Inc.                            (A-1+, P-1)         02/08/01           6.530        993,337
         400,000   K2(USA) LLC                               (A-1+, P-1)         02/01/01           6.620        397,793
         600,000   K2(USA) LLC                               (A-1+, P-1)         03/02/01           6.460        593,647
         300,000   Moriarty Ltd.                             (A-1+, P-1)         01/11/01           6.600        299,505
         600,000   Moriarty Ltd.                             (A-1+, P-1)         03/07/01           6.500        593,067
         400,000   Sigma Finance, Inc.                       (A-1+, P-1)         01/05/01           6.600        399,780
                                                                                                             -----------
                                                                                                               3,277,129
                                                                                                             -----------

BANKS (17.7%)
         500,000   AB Spintab                                (A-1, P-1)          01/09/01           6.600        499,358
         500,000   AB Spintab                                (A-1, P-1)          01/17/01           6.560        498,633
         600,000   Banque Et Caisse Luxembourg               (A-1+, P-1)         02/15/01           6.520        595,219
         400,000   Banque Et Caisse Luxembourg               (A-1+, P-1)         02/26/01           6.500        396,028
       1,000,000   Banque Generale Du Luxenbourg             (A-1, P-1)          01/22/01           6.530        996,372
         600,000   Depfa-Bank Europe PLC                     (A-1, P-1)          04/16/01           6.490        588,750
         500,000   HSBC USA Inc                              (A-1, P-1)          03/09/01           6.571        493,885
                                                                                                             -----------
                                                                                                               4,068,245
                                                                                                             -----------

CHEMICALS & ALLIED PRODUCTS (2.2%)
         500,000   BASF(AG)                                  (A-1+, P-1)         04/05/01           6.430        491,695
                                                                                                             -----------

COMMUNICATIONS EQUIPMENT, NEC (1.5%)
         350,000   Alcatel S A                               (A-1, P-1)          02/28/01           6.630        346,325
                                                                                                             -----------

NATURAL GAS TRANSMISSION & DISTRIBUTION (4.3%)
       1,000,000   Duke Capital                              (A-1, P-2)          01/26/01           6.750        995,500
                                                                                                             -----------

PETROLEUM REFINING (4.3%)
         500,000   Repsol International Finance              (A-2, P-1)          02/05/01           6.600        496,833
         500,000   Respol International Finance              (A-2, P-1)          03/05/01           6.570        494,343
                                                                                                             -----------
                                                                                                                 991,176
                                                                                                             -----------

SECURITY BROKERS & DEALERS (2.1%)
         500,000   Lehman Brothers Holdings, Inc.            (A-1, P-1)          04/12/01           6.470        491,014
                                                                                                             -----------

SHORT-TERM BUSINESS CREDIT INSTITUTIONS (1.5%)
         350,000   General Electric Capital International    (A-1+, P-1)         02/22/01           6.510        346,772
                                                                                                             -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONT'D)--DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                             RATINGS(1)
               PAR                                          (S&P/MOODY'S)        MATURITY           RATE%        VALUE
               ---                                          -------------        --------           -----        -----
COMMERCIAL PAPER (CONT'D)
TELEPHONE COMMUNICATIONS (NO RADIOTELEPHONE) (4.3%)
      $1,000,000   AT&T Corp.                                (A-1, P-1)          01/22/01           7.340     $  995,922
                                                                                                             -----------
                 TOTAL COMMERCIAL PAPER
                    (Cost $12,003,778)                                                                        12,003,778
                                                                                                             -----------

MEDIUM TERM NOTES (4.4%)
BANKS (2.2%)
         500,000   Bank One Corp.                             (A, Aa3)           09/12/01           6.879        500,816
SECURITY BROKER & DEALER (2.2%)
         500,000   Goldman Sachs Group, Inc.                 (A-1+, P-1)         01/10/01           6.810        500,000
                                                                                                             -----------
                 TOTAL MEDIUM TERM NOTES
                    (Cost $1,000,816)                                                                          1,000,816
                                                                                                             -----------

VARIABLE RATE DEMAND NOTES (32.6%)
AIRCRAFT PARTS & AUXILIARY EQUIPMENT (1.7%)
         400,000   Textron Financial                          (A-, A2)           02/02/01           6.780        400,000
                                                                                                             -----------

BANKS (17.8%)
         350,000   American Express Centurion Bank            (A+, Aa3)          03/12/01           6.670        350,000
         300,000   Bank of America NA                        (AA-, Aa1)          03/22/01           6.670        300,000
         300,000   Bayerische Landesbank Girozentrale        (A-1+, P-1)         02/28/01           6.535        299,977
         500,000   First Union National Bank                 (A-1, P-1)          05/18/01           6.619        500,000
         500,000   First Union National Bank                 (A-1, P-1)          11/15/01           6.665        500,000
       1,000,000   Key Bank National Association              (A, Aa3)           01/02/01           6.661      1,000,204
         650,000   Smm Trust 2000-A                          (A-1+, P-1)         03/14/01           6.640        650,000
         500,000   Westdeutsche Landesbank Finance            (A-1, NR)          02/26/01           6.538        499,963
                                                                                                             -----------
                                                                                                               4,100,144
                                                                                                             -----------

PERSONAL CREDIT INSTITUTIONS (6.5%)
         800,000   American Honda Finance Corp.                (A, A2)           01/12/01           6.620        800,000
         200,000   American Honda Finance Corp.                (A, A2)           01/18/01           6.764        199,999
         500,000   Associates Corp. of North America          (AA-, Aa3)         02/02/01           6.833        500,285
                                                                                                             -----------
                                                                                                               1,500,284
                                                                                                             -----------

SECURITY BROKER & DEALER (4.4%)
       1,000,000   Merrill Lynch & Co. Inc.                  (AA-, Aa3)          02/14/01           6.740      1,000,000
                                                                                                             -----------

SHORT TERM BUSINESS - CREDIT INSTITUTIONS (2.2%)
         500,000   CIT Group Inc.                             (NR, NR)           04/24/01           6.670        499,892
                                                                                                             -----------

                 TOTAL VARIABLE RATE DEMAND NOTES
                    (Cost $7,500,320)                                                                          7,500,320
                                                                                                             -----------

REPURCHASE AGREEMENT (4.1%)
        930,000   Repurchase agreement with State Street Bank & Trust Co. dated                                  930,000
                   12/29/00 at 6.400% to be repurchased at 5,945,641                                         -----------
                   on 01/02/00 (Collaterized by $945,000, FNMA at 6.100%,
                   due 09/14/01. Market Value of collateral is $955,698)
                   (Cost $930,000)

TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $22,934,914)(2)                                                      22,934,914
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                                                      73,652
                                                                                                             -----------

NET ASSETS (100.0%)                                                                                          $23,008,566
                                                                                                             ===========

               Average Weighted Maturity -- 34.64 days (Unaudited)
                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
--------------------------------------------------------------------------------
(1) Credit Ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Services are unaudited.
(2) Also cost for federal income tax purposes.


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                         RATINGS(1)
        PAR                                                             (S&P/MOODY'S)      MATURITY      RATE%(2)   VALUE
        ---                                                             -------------      --------      --------   -----
MUNICIPAL BONDS (91.9%)
ALABAMA (0.8%)
       $ 100,000   Columbia Alabama Industrial Development Bond
                     Pollution Control Revenue Bond Series 1999-A
                     (County (Alabama Power Project) LOC)                 (NR, A-1)        01/02/01      5.000    $ 100,000
                                                                                                                  ---------
COLORADO (4.1%)
         500,000   Douglas County Colorado School District, Tax
                     Anticipation Notes, Series 2000                     (NR, VMIG1)       06/29/01      5.000      501,599
                                                                                                                  ---------
FLORIDA (3.2%)
         400,000   Jacksonville Florida Tax Exempt Commercial Paper       (NR, NR)         03/08/01      4.350      400,000
                                                                                                                  ---------
HAWAII (4.1%)
         500,000   Hawaii State Housing Financial & Development
                     Updated Rental Housing System Revenue
                     Bonds, Series 1990 B, (Ind. Bank of Japan LOC)     (A-2, VMIG1)       01/03/01      5.600      500,000
                                                                                                                  ---------
ILLINOIS (4.1%)
         500,000   City of Chicago General Obligation Bond,
                     Series B (Canadian Imperial Bank LOC)              (A-1+, VMIG1)      01/03/01      4.650      500,000
                                                                                                                  ---------
INDIANA (3.3%)
         400,000   La Porte County Indiana Economic Development
                     Revenue Bonds, Series 1994 (Federal Home
                     Loan Bank LOC)                                      (NR, VMIG1)       01/04/01      4.500      400,000
                                                                                                                  ---------
IOWA (7.3%)
         400,000   Des Moines Iowa Commercial Development
                     Revenue Bonds Series 1985                           (A-1+, NR)        01/04/01      4.850      400,000
         500,000   Urbandale Iowa Industrial Development Revenue
                     Bonds Series 1985                                   (A-1+, NR)        01/03/01      5.000      500,000
                                                                                                                  ---------
                 TOTAL IOWA (Cost $900,000)                                                                         900,000
                                                                                                                  ---------
KENTUCKY (2.4%)
         300,000   Kentucky Interlocal School Transportation
                     Authority Tax and RAN                               (SP-1, NR)        06/29/01      5.000      300,840
                                                                                                                  ---------
MINNESOTA (3.3%)
         300,000   Hennepin County Minneapolis General Obligation
                     Bonds 2000 B                                        (NR, VMIG1)       01/04/01      4.900      300,000
         100,000   Minneapolis Minnesota General Obligation
                     Various Bonds, Series 1999 A (Bayerische
                     Vereinsbank LOC)                                   (A-1, VMIG1)       01/04/01      4.500      100,000
                                                                                                                  ---------
                 TOTAL MINNESOTA (Cost $400,000)                                                                    400,000
                                                                                                                  ---------
MISSOURI (7.3%)
         400,000   Maries County Missouri Solid Waste
                     Management Revenue Bond (Kingsford
                     Products Company Project)                            (A-1, NR)        01/04/01      4.830      400,000


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONT'D)--DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                         RATINGS(1)
        PAR                                                             (S&P/MOODY'S)      MATURITY      RATE%(2)   VALUE
        ---                                                             -------------      --------      --------   -----
MUNICIPAL BONDS (CONT'D)
MISSOURI (cont'd)
       $ 500,000   Missouri Environmental Improvement and
                     Energy Resource Authority Revenue Bonds
                     (Monsanto Company Project), Series 1988              (NR, P-1)        01/03/01      5.050    $ 500,000
                                                                                                                  ---------
                 TOTAL MISSOURI (Cost $900,000)                                                                     900,000
                                                                                                                  ---------
NEW YORK (1.6%)
         200,000   New York NY General Obligation Bonds,
                     Series 1994 A-7                                    (A-1+, VMIG1)      01/02/01      4.900      200,000
                                                                                                                  ---------
NORTH CAROLINA (3.3%)
         400,000   North Carolina Educational Facilities Revenue
                     Bonds - (Greensboro College), Series 1997
                     (Bank of America LOC)                               (NR, VMIG1)       01/03/01      4.750      400,000
                                                                                                                  ---------
OHIO (9.8%)
         500,000   Conneaut Area City School District BAN                 (NR, NR)         02/15/01      5.125      500,334
         500,000   Lake County Ohio BAN, Series 2000                      (NR, NR)         03/15/01      5.125      500,405
         200,000   Warren County Health Care Facilities Revenue
                     Bonds (Otterbein Homes Project), Series 1998B,
                     DN (Fifth Third Bank LOC)                           (A-1+, NR)        01/04/01      4.750      200,000
                                                                                                                  ---------
                 TOTAL OHIO (Cost $1,200,739)                                                                     1,200,739
                                                                                                                  ---------
PENNSYLVANIA (8.2%)
         500,000   Delaware Valley PA Regional Financial Authority
                     Adjustable Rate Local Government Revenue,
                     Series 1985 C (Credit Suisse LOC)                  (A-1+, VMIG1)      01/03/01      4.750      500,000
         200,000   Pennsylvania Higher Educational Facilities
                     Authority Health Services Revenue Bonds,
                     Series B (Bayerische Lb Girozentrale LOC)          (A-1+, VMIG1)      01/03/01      5.000      200,000
         300,000   Sayre County Health Care Facilities Authority
                     Revenue Bonds, (VHA Capital Financing
                     Project) Series 1985 L (Mellon Bank LOC)            (A-1+, NR)        01/03/01      5.000      300,000
                                                                                                                  ---------
                 TOTAL PENNSYLVANIA (Cost $1,000,000)                                                             1,000,000
                                                                                                                  ---------
RHODE ISLAND (4.1%)
         500,000   Rhode Island, State and Providence Plan.
                     General Obligation Bonds (Landesbank Hessen-
                     Thuringen LOC)                                     (A-1+, VMIG1)      01/03/01      4.950      500,000
                                                                                                                  ---------
SOUTH CAROLINA (4.1%)
         500,000   Berkeley County South Carolina Industrial
                     Development Revenue Bonds 1998                     (A-1, VMIG1)       01/03/01      5.000      500,000
                                                                                                                  ---------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONT'D)--DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                         RATINGS(1)
        PAR                                                             (S&P/MOODY'S)      MATURITY      RATE%(2)   VALUE
        ---                                                             -------------      --------      --------   -----
MUNICIPAL BONDS (CONT'D)
TENNESSEE (3.3%)
       $ 400,000   Shelby County, Tenneessee Tax Exempt
                     Commercial Paper                                     (NR, NR)         04/20/01      4.400    $   400,000
                                                                                                                  -----------
TEXAS (9.4%)
         250,000   Dallas Texas Independent School District
                     General Obligation                                  (AAA, Aaa)        08/15/01      5.200        251,188
         400,000   Harris County, Texas Tax Exempt
                     Commercial Paper                                    (A-1+, P-1)       01/16/01      4.250        400,000
         500,000   Texas State Municipal Bonds,
                     Series 2000 ZTC-5                                   (NR, VMIG1)       01/04/01      4.750        500,000
                                                                                                                  -----------
                 TOTAL TEXAS (Cost $1,151,188)                                                                      1,151,188
                                                                                                                  -----------
VIRGINIA (4.1%)
         500,000   Lynchburg Virginia IDA Hospital Revenue
                     Bonds 1985 Series F (Mellon Bank LOC)              (A-1+, VMIG1)      01/03/01      5.050        500,000
                                                                                                                  -----------
WEST VIRGINIA (3.3%)
         400,000   Marion County Commission Solid Waste
                     Disposal Facility Revenue Bonds (Grant Town
                     Cogeneration Project) (National Westminster
                     LOC)                                               (A-1+, VMIG1)      01/03/01      4.750        400,000
                                                                                                                  -----------
WYOMING (0.8%)
         100,000   Uinta County Wyoming Pollution Control Revenue
                     Bonds Series 1992 (Chevron U.S.A. Project)          (NR, VMIG1)       01/02/01      4.900        100,000
                                                                                                                  -----------

TOTAL MUNICIPAL BONDS (Cost $11,254,366)                                                                           11,254,366
                                                                                                                  -----------

TOTAL INVESTMENTS AT VALUE (91.9%) (Cost $11,254,366)(3)                                                           11,254,366
OTHER ASSETS IN EXCESS OF LIABILITIES (8.1%)                                                                          989,669
                                                                                                                  -----------

NET ASSETS (100.0%)                                                                                               $12,244,035
                                                                                                                  ===========

                Average Weighted Maturity -- 35.17 days (Unaudited)

                             INVESTMENT ABBREVIATIONS
                                BAN = Bond Anticipation Note
                                 DN = Demand Note
                                IDA = Industrial Development Agency
                                LOC = Letter of Credit
                                 NR = Not Rated
                                RAN = Revenue Anticipation Note

--------------------------------------------------------------------------------
(1) Credit Ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Services are unaudited.
(2) The interest rate shown is the rate as of December 31, 2000 and the maturity is the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.
(3) Also cost for federal income tax purposes.



                See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000
--------------------------------------------------------------------------------

                                                                                       WORLDPERKS          WORLDPERKS TAX FREE
                                                                                    MONEY MARKET FUND       MONEY MARKET FUND
                                                                                    -----------------       -----------------
ASSETS
      Investments at value (Cost $22,934,914 and $11,254,366, respectively)             $22,934,914              $11,254,366
      Fund share receivable                                                                  51,000                  805,615
      Interest receivable                                                                    74,804                   88,532
      Advisor reimbursement receivable                                                            0                   20,268
      Cash                                                                                    8,047                   75,414
      Other Assets                                                                           19,420                   22,201
                                                                                        -----------              -----------
         TOTAL ASSETS                                                                    23,088,185               12,266,396
                                                                                        -----------              -----------

LIABILITIES
      Fund share payable                                                                     47,528                    1,369
      Dividend payable                                                                        4,768                      724
      Advisory fee payable                                                                    3,033                        0
      Accrued expenses payable                                                               24,290                   20,268
                                                                                        -----------              -----------
         TOTAL LIABILITIES                                                                   79,619                   22,361
                                                                                        -----------              -----------

NET ASSETS
      Capital Stock, .001 par value                                                          23,010                   12,244
      Paid in capital                                                                    22,986,996               12,231,791
      Accumulated net realized loss from investments                                         (1,440)                       0
                                                                                        -----------              -----------

NET ASSETS                                                                              $23,008,566              $12,244,035
                                                                                        ===========              ===========

SHARES OUTSTANDING                                                                       23,010,006               12,244,035
                                                                                        -----------              -----------

NET ASSET VALUE, offering and redemption price per share                                      $1.00                    $1.00
                                                                                              =====                    =====


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                                                       WORLDPERKS          WORLDPERKS TAX FREE
                                                                                    MONEY MARKET FUND       MONEY MARKET FUND
                                                                                    -----------------       -----------------
INVESTMENT INCOME                                                                          $1,504,322                $493,688
                                                                                           ----------                --------

EXPENSES
         Investment advisory fees                                                              92,559                  47,587
         Distribution fees                                                                     57,850                  29,742
         Administration services fees                                                          44,815                  24,114
         Printing fees                                                                         26,819                  29,860
         Legal fees                                                                            15,256                  14,012
         Audit fees                                                                            14,733                  12,368
         Directors fees                                                                        14,214                  15,657
         Transfer agent fees                                                                   13,498                   4,680
         Blue sky fees                                                                         11,568                   6,884
         Custodian fees                                                                        11,340                  11,241
         Insurance fees                                                                         1,993                   1,456
         Registration fees                                                                        524                   4,148
         Miscellaneous expense                                                                  1,704                   1,146
                                                                                           ----------                --------
                                                                                              306,873                 202,895
      Less: fees waived, expenses reimbursed and transfer agent offsets                      (131,010)               (112,480)
                                                                                           ----------                --------
         Total Expenses                                                                       175,863                  90,415
                                                                                           ----------                --------
            Net Investment Income                                                           1,328,459                 403,273
                                                                                           ----------                --------

NET REALIZED LOSS FROM INVESTMENTS

      Net realized loss from investments                                                         (968)                      0
                                                                                           ----------                --------

         Net increase in net assets resulting from operations                              $1,327,491                $403,273
                                                                                           ==========                ========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               WORLDPERKS                             WORLDPERKS TAX FREE
                                                            MONEY MARKET FUND                          MONEY MARKET FUND
                                                   ----------------------------------          ---------------------------------
                                                     FOR THE                FOR THE               FOR THE              FOR THE
                                                    YEAR ENDED            YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                   DECEMBER 31,          DECEMBER 31,          DECEMBER 31,         DECEMBER 31,
                                                       2000                  1999                  2000                 1999
                                                   ------------          ------------          ------------         ------------
FROM OPERATIONS:
      Net investment income                        $  1,328,459          $    706,912          $    403,273         $    299,427
      Net realized (loss) from
         investments                                       (968)                 (472)                    0                    0
                                                   ------------          ------------          ------------         ------------
            Net increase in net assets
              resulting from operations               1,327,491               706,440               403,273              299,427
                                                   ------------          ------------          ------------         ------------

FROM DIVIDENDS:
      Net investment income                          (1,328,459)             (707,025)             (403,273)            (299,427)
                                                   ------------          ------------          ------------         ------------

FROM CAPITAL SHARE TRANSACTIONS:
      Proceeds from sale of shares                   23,875,037            26,478,163            12,914,665           12,444,093
      Reinvested dividends                            1,269,497               680,975               390,090              279,852
      Net asset value of shares redeemed            (22,398,473)          (19,820,586)          (11,987,961)         (12,385,264)
                                                   ------------          ------------          ------------         ------------

            Net increase in net assets from
              capital share transactions              2,746,061             7,338,552             1,316,794              338,681
                                                   ------------          ------------          ------------         ------------

            Net increase in net assets                2,745,093             7,337,967             1,316,794              338,681

NET ASSETS:
      Beginning of period                            20,263,473            12,925,506            10,927,241           10,588,560
                                                   ------------          ------------          ------------         ------------

      End of period                                $ 23,008,566          $ 20,263,473          $ 12,244,035         $ 10,927,241
                                                   ============          ============          ============         ============

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

PERIOD ENDED:                                                  2000             1999           1998(1)
                                                            ---------        ---------        ---------
PER-SHARE DATA
   Net asset value, beginning of period                     $    1.00        $    1.00        $    1.00
                                                            ---------        ---------        ---------

INVESTMENT ACTIVITIES:
   Net investment income                                       0.0576           0.0445           0.0115
                                                            ---------        ---------        ---------

DIVIDENDS:
   Dividends from net investment income                       (0.0576)         (0.0445)         (0.0115)
                                                            ---------        ---------        ---------

NET ASSET VALUE, END OF PERIOD                              $    1.00        $    1.00        $    1.00
                                                            =========        =========        =========
Total return                                                     5.92%            4.55%            1.15%(2)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)                         $  23,009        $  20,263        $  12,926
      Ratios to average daily net assets:
      Operating expenses                                         0.77%(3)         0.77%(3)         0.58%(3),(4)
      Net investment income                                      5.74%            4.52%            5.13%(4)
   Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                       0.56%            0.93%            1.24%(4)

--------------------------------------------------------------------------------
(1) For the period October 1, 1998 (commencement of operations) through
    December 31, 1998.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01% for the years ended December 31, 2000 and 1999, and by .00% for the period ended December 31, 1998, respectively. The Common Class shares operating expense ratios after reflecting these arrangements were .76% for the years ended December 31, 2000 and 1999, and .58% for the period ended December 31, 1998, respectively.
(4) Annualized.



                See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                              2000             1999            1998(1)
                                                            ---------        ---------        ---------
PER-SHARE DATA
   Net asset value, beginning of period                     $    1.00        $    1.00        $    1.00
                                                            ---------        ---------        ---------

INVESTMENT ACTIVITIES:
   Net investment income                                       0.0338           0.0245           0.0066
                                                            ---------        ---------        ---------

DIVIDENDS:
   Dividends from net investment income                       (0.0338)         (0.0245)         (0.0066)
                                                            ---------        ---------        ---------

NET ASSET VALUE, END OF PERIOD                              $    1.00        $    1.00        $    1.00
                                                            =========        =========        =========

Total return                                                     3.44%            2.47%            0.66%(2)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)                 $  12,244        $  10,927        $  10,589
      Ratio of expenses to average daily net assets              0.77%(3)         0.77%(3)         0.58%(3),(4)
      Ratio of net income to average daily net assets            3.39%            2.45%            2.91%(4)
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements                    0.93%            1.00%            1.31%(4)

--------------------------------------------------------------------------------
(1) For the period October 1, 1998 (Commencement of Operations) through
    December 31, 1998.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01% for the years ended December 31, 2000 and 1999, and by .00% for the period ended December 31, 1998, respectively. The Common Class shares operating expense ratios after reflecting these arrangements were .76% for the years ended December 31, 2000, 1999, and .58% for the period ended December 31, 1998, respectively.
(4) Annualized.


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET
AND WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

    Warburg Pincus WorldPerks Money Market Fund ("the WorldPerks Money Market Fund") and Warburg Pincus WorldPerks Tax Free Money Market Fund ("the WorldPerks Tax Free Money Market Fund") (each, a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies.

    Investment objectives for each Fund are as follows: the WorldPerks Money Market Fund is designed to provide investors with high current income consistent with preservation of capital and liquidity; WorldPerks Tax Free Money Market Fund is designed to provide investors with as high a level of current income exempt from federal personal income taxes as is consistent with preservation of capital and liquidity.

    The net asset value of each Fund is determined twice daily as of noon and the close of regular trading on The New York Stock Exchange, Inc. Each Fund's investments are valued under the amortized cost method, which approximates market value, unless a Fund's Board of Directors determines that using this method would not reflect an investment's value. Amortized cost involves valuing a Fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

    Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are typically declared and paid annually, although WorldPerks Money Market Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

    No provision is made for federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

WARBURG PINCUS WORLDPERKS MONEY MARKET
AND WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

    Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the year ended December 31, 2000, each Fund received credits or reimbursements under this arrangement as follows:

                                                             FOR THE YEAR
                                                                 ENDED
          FUND                                             DECEMBER 31, 2000
          ----                                             -----------------
          WorldPerks Money Market                                 $3,725
          WorldPerks Tax Free Money Market                        $1,923

WARBURG PINCUS WORLDPERKS MONEY MARKET
AND WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 2000
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

    Pursuant to an investment advisory agreement, Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly owned subsidiary of Credit Suisse Group, serves as investment adviser for each of the Funds described herein.

    For its investment advisory services, CSAM receives a fee calculated at an annual rate of .40% of each Fund's average daily net assets. For the year ended December 31, 2000, investment advisory fees, voluntary waivers and expense reimbursements were as follows:

                                           GROSS                             NET            EXPENSE
FUND                                    ADVISORY FEE      WAIVER        ADVISORY FEE     REIMBURSEMENT
----                                    ------------      ------        ------------     -------------
WorldPerks Money Market                   $92,559        $(69,543)         $23,016          $13,361
WorldPerks Tax Free Money Market           47,587         (41,234)           6,353           45,529

    BlackRock Institutional Management Corporation ("BIMC") a majority-owned subsidiary of PNC Financial Services Group ("PNC"), serves as each Fund's sub-investment adviser. CSAM pays BIMC a fee for its sub-investment advisory services to the Funds. No compensation is paid by the Funds to BIMC for its sub-investment advisory services.

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as each Fund's co-administrator. PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC, also serves as each Fund's co-administrator. For administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the year ended December 31, 2000, administrative services fees were as follows:

                                                                                                                 NET
        FUND                                              CO-ADMINISTRATION FEE         WAIVER          CO-ADMINISTRATION FEE
        ----                                              ---------------------         ------          ---------------------
        WorldPerks Money Market                                   $21,241               $(21,241)                $0
        WorldPerks Tax Free Money Market                           11,897                (11,897)                 0

    For administrative services, PFPC currently receives a fee, exclusive of out-of pocket expenses, calculated as follows:

                                                            AVERAGE DAILY
                                                              NET ASSETS             ANNUAL RATE
                                                          ------------------         -----------
                                                          First $500 million            0.10%
                                                            Next $1 Billion            0.075%
                                                           Over $1.5 Billion            0.05%
                                                          ==================           ======

WARBURG PINCUS WORLDPERKS MONEY MARKET
AND WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 2000
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
   DISTRIBUTOR -- (CONT'D)

    For the year ended December 31, 2000, administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                                                                                   NET
          FUND                                              CO-ADMINISTRATION FEE         WAIVER          CO-ADMINISTRATION FEE
          ----                                              ---------------------         ------          ---------------------
          WorldPerks Money Market                                   $23,574               $(23,140)              $434
          WorldPerks Tac Free Money Market                           12,217                (11,897)               320

    Provident Distributors, Inc. served as distributor of each Fund's shares until July 31, 2000 without compensation. Effective August 1, 2000, CSAMSI became distributor of each Funds shares without compensation. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its selling services. This fee is calculated at an annual rate of .25% of the average daily net assets of each Fund's Common Class shares.

    For the year ended December 31, 2000, shareholder servicing and distribution fees were as follows:

          FUND                                                                        DISTRIBUTION FEE
          ----                                                                        ----------------
          WorldPerks Money Market                                                          $57,850
          WorldPerks Tax Free Money Market                                                  29,742

3. CAPITAL SHARE TRANSACTIONS

    Transactions in shares of each Fund were as follows:

                                                             WORLDPERKS                                    WORLDPERKS
                                                          MONEY MARKET FUND                        TAX FREE MONEY MARKET FUND
                                                    ------------------------------               ------------------------------
                                                      FOR THE           FOR THE                    FOR THE           FOR THE
                                                     YEAR ENDED        YEAR ENDED                 YEAR ENDED        YEAR ENDED
                                                    DECEMBER 31,      DECEMBER 31,               DECEMBER 31,      DECEMBER 31,
                                                        2000              1999                       2000              1999
                                                    ------------      ------------               ------------      ------------
Shares sold                                          $23,875,037      $26,478,163                 $12,914,665      $12,444,093
Shares issued to shareholders
   from reinvestment of dividends                      1,269,497          680,975                     390,090          279,852
Shares redeemed                                      (22,398,473)     (19,820,586)                (11,987,961)     (12,385,264)
                                                    ------------      ------------               ------------      ------------
Net increase in shares outstanding                     2,746,061        7,338,552                   1,316,794          338,681
                                                    ============      ============               ============      ============

WARBURG PINCUS WORLDPERKS MONEY MARKET
AND WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 2000
--------------------------------------------------------------------------------

4. CAPITAL LOSS CARRYOVER

    At December 31, 2000, capital loss carryovers available to offset possible Fund capital gains of the WorldPerks Money Market Fund were as follows:

                  CAPITAL LOSS CARRYOVER EXPIRING IN
                  ----------------------------------                  TOTAL CAPITAL
                         2008            2009                         LOSS CARRYOVER
                        ------          ------                       ----------------
                         $472            $968                             $1,440

5. MATERIAL SUBSEQUENT EVENT

    The Board of Directors of WorldPerks Money Market Fund, at a meeting held on November 16, 2000, approved a proposal to have CSAM take full responsibility for the day-to-day portfolio management of WorldPerks Money Market Fund beginning February 2001. Prior to that time, BIMC continued to share investment advisory responsibility with CSAM as WorldPerks Money Market Fund's sub-investment adviser. The fee received by CSAM for its investment advisory services to the Funds did not change.

WARBURG PINCUS FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Warburg, Pincus WorldPerks Money Market Fund, Inc.;
Warburg, Pincus WorldPerks Tax Free Money Market Fund, Inc.:

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Warburg, Pincus WorldPerks Money Market Fund, Inc. and Warburg, Pincus WorldPerks Tax Free Money Market Fund, Inc., (all funds collectively referred to as the "Funds") at December 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Two Commerce Square
2001 Market Street
Philadelphia, Pennsylvania
February 9, 2001

                              WARBURG PINCUS FUNDS

                            PART OF CREDIT  ASSET
                                    SUISSE  MANAGEMENT


      WARBURG PINCUS WORLDPERKS FUNDS, P.O. BOX 9030, BOSTON, MA 02205-9030
                 800-WARBURG (800-927-2874) - www.warburg.com


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR        FFNWF-2-1200